Goodwill and Other Intangible Assets (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014					$ 75.7
2015	77.4		77.4		75.0
2016	45.7		45.7		43.4
2017	13.3		13.3		11.0
2018	12.8		12.8		10.4
2019	9.2		9.2		6.3
Total	177.6		177.6		221.8	229.9
Remainder of 2014	19.2		19.2
Amortization of Intangible Assets	$ 19.9	$ 17.5	$ 58.0	$ 52.6	$ 70.3	$ 66.3	$ 65.8